Investment Property	12 Months Ended
Dec. 31, 2021
Investment Property
Investment Property

Note 10. Investment Property

All of the Group’s investment property is located in Europe and forms part of the security granted in connection with bonds issued by a subsidiary of the Group (see Note 15).

Changes in investment property included in non-current assets:	2021	2020
Balance, beginning of year	$36,908	$38,205
Change in fair value during the year	407	760
Disposals	(7)	(4,567)
Currency translation adjustments	(2,878)	2,510
Balance, end of year	$34,430	$36,908

The amounts recognized in profit or loss in relation to investment property during the years ended December 31, 2021, 2020 and 2019 are as follows:

Years ended December 31:	2021	2020	2019
Rental income	$1,381	$1,376	$1,652
Direct operating expenses (including repairs and maintenance) arising from investment property during the year	709	216	266